Debt Lines and Letters of Credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revolving Credit Facility [Line Items]
Letters of credit, amount outstanding	$ 74,000,000	$ 90,000,000
JP Morgan Chase [Member]
Revolving Credit Facility [Line Items]
Letters of credit, amount outstanding	20,000,000	36,000,000
Deutsche Bank [Member]
Revolving Credit Facility [Line Items]
Letters of credit, amount outstanding	54,000,000	$ 54,000,000
Revolving Credit Facility [$0.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Line of Credit Facility, Increase (Decrease), Net	500,000,000
Line of Credit Facility, Increase (Decrease), Net	500,000,000
Line of credit facility, amount outstanding	0
Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	2,500,000,000
Line of credit facility, amount outstanding	0
Unsecured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	1,000,000,000
Secured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 1,500,000,000
Minimum [Member] | Unsecured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Applicable margin, percentage	2.00%
Minimum [Member] | Secured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Applicable margin, percentage	1.00%
Maximum [Member] | Unsecured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Applicable margin, percentage	3.25%
Maximum [Member] | Secured Revolving Credit Facility [Member] | Revolving Credit Facility [$2.5B] [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Applicable margin, percentage	1.75%
Secured Debt [Member]
Revolving Credit Facility [Line Items]
Applicable margin, percentage	2.75%
Secured Debt [Member] | Deutsche Telekom [Member]
Revolving Credit Facility [Line Items]
Line of credit facility, amount outstanding	$ 0